WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Apr. 30, 2020
Warrants
Fair value of warrants	$ 405,580
Stock price	$ 12.71	$ 13.00	$ 0.00096